Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name	dei_EntityRegistrantName	Eaton Vance Series Fund, Inc
Central Index Key	dei_EntityCentralIndexKey	0001552324
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Eaton Vance Emerging Markets Debt Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement [Text Block]	evsfi_SupplementTextBlock

EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

Supplement to Prospectus dated December 1, 2015

1.  The following replaces the first paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund normally seeks its investment objective of total return by investing significantly in securities (including income instruments), derivatives and other instruments to establish long and short investment exposures to emerging markets. Total return is defined as income plus capital appreciation.  Under normal conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in (i) income instruments issued by emerging market entities or sovereign nations, and/or (ii) derivative instruments denominated in or based on the currencies, interest rates or issues of emerging market countries (the “80% Policy”).  Except as noted below, the Fund’s short investment exposures to emerging markets will not exceed 20% of net assets and its short exposures to the euro will not exceed 30% of net assets (after netting corresponding long positions). The Fund expects to hold U.S. Treasury, government agency and agency mortgage-backed securities (and derivatives thereon) to use as collateral for its derivative positions and to help manage duration.  The limitations on short exposures do not apply to positions intended to manage exposure to duration.

2.  The following replaces the fourth paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund will have significant exposure to foreign currencies and duration and its investments in a particular geographic region or country also may be significant.  The Fund’s investment adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging markets.  An emerging market country is any country determined by the Fund’s investment adviser to have an emerging market economy, considering factors such as the country’s political and economic stability, and the development of its financial and capital markets.  Emerging market countries include so-called frontier market countries, which generally are considered by the portfolio managers to be countries that (i) are not included in the Index, or (ii) represent 2% or less of the Index.  An emerging market entity is an entity that is located in, or issues securities or other investments denominated in the currency of an emerging market country or has significant economic exposure to an emerging market, including but not limited to a corporate, national and local government, and quasi-government entities.  The Fund does not invest in developed countries, except for purposes of hedging, gaining exposure to fixed-income securities denominated in currencies of emerging market countries and investments (including through derivative investments) in U.S. Treasuries and U.S. government agency securities, and agency mortgage-backed securities.  The investment adviser currently considers the following countries to be developed: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom and United States.

3.  The following replaces the second paragraph of “Foreign and Emerging Market Investment Risk” under “Principal Risks” in “Fund Summary”:

Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign or government entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign or government entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign or government defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

4.  The following replaces the third paragraph of “Foreign and Emerging Market Investments” under “Investment Objective & Principal Policies and Risks”:

The Fund may invest in securities and other instruments (including loans) issued, guaranteed, or backed by sovereign or government entities.  Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign or government entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited. Therefore, losses on sovereign or government defaults may far exceed the losses from the default of a similarly rated U.S. corporate debt issuer.

July 11, 2016	22427 7.11.16

Eaton Vance Emerging Markets Debt Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EADOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIDOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EELDX